Loss per share (Tables)	6 Months Ended
Oct. 31, 2025
Net loss per share attributable to ordinary shareholders
Schedule of calculation of basic and diluted net income per share

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Numerator:
Net loss available to common stockholders	(2,019,092)	(1,505,248)	(1,156,784)
Denominator:
Weighted average Class A and Class B shares outstanding – basic and diluted	25,598,876	25,727,001	25,727,001
Loss per common share:
Basic and diluted	(0.08)	(0.06)	(0.04)